Long-term debt - Revolving Credit Facility and Equipment Loan Facilities (Details) $ in Thousands, € in Millions						2 Months Ended	12 Months Ended
	Jan. 24, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 17, 2024 USD ($) $ / Ounce	Apr. 19, 2023 supplier	Oct. 26, 2020 EUR (€)	Feb. 19, 2025 EUR (€)	Dec. 31, 2024 USD ($) payment	Dec. 16, 2024	Dec. 31, 2023 USD ($)	Sep. 29, 2020 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs written off							$ 3,766
Transfer outstanding balance to new revolving credit facility							0
Debt service reserve account		$ 5,054					5,054		$ 5,259
Purchase of equipment loan, number of suppliers | supplier				2
New revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		800,000	$ 800,000				800,000
Accordion feature higher borrowing capacity			$ 200,000
Deferred financing costs written off							0
Borrowings maturity term			4 years
Borrowing costs capitalised			$ 8,000
Interest coverage ratio			3
Leverage ratio			3.5
Gold hedging program, minimum cumulative financial settlement			$ 220,000
Gold hedging program, refined gold market price (in dollars per ounce) | $ / Ounce			1,750
Gold hedging program, percentage of forecasted production volume			20.00%
Transfer outstanding balance to new revolving credit facility							(400,000)
Undrawn borrowing facilities		$ 400,000					400,000
Loan facilities draw downs							0
New revolving credit facility: | Repayment of Borrowing
Disclosure of detailed information about borrowings [line items]
Loan facilities draw downs | €						€ 400
Old revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Deferred financing costs written off							3,766
Transfer outstanding balance to new revolving credit facility							400,000
Loan facilities draw downs							450,000
Loan facilities repayments							$ 200,000
Fekola Equipment Loan Facilities
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio		3					3
Leverage ratio		3.5					3.5
Fekola Equipment Loan Facility, First Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €											€ 71
Fekola Equipment Loan Facility, Second Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €										€ 40
Loan facilities draw downs | €					€ 36
Maximum borrowing capacity in percentage of cost of mining fleet and other mining equipment (in percentage)										0.75
Fekola Equipment Loan Facility, Third Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €										€ 35
Undrawn borrowing facilities		$ 27,000					$ 27,000
Loan facilities draw downs		$ 8,000
Fekola Equipment Loan Facility, Third Equipment Facility | Draw Down Borrowing
Disclosure of detailed information about borrowings [line items]
Loan facilities draw downs	$ 3,000
Fekola Equipment Loan Facility, Excluding Loans Financing the Cost of Spare Parts
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term							5 years
Number of quarterly installment payments | payment							20
Fekola Equipment Loan Facility, Loans Financing the Cost of Spare Parts
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term							4 years
Number of quarterly installment payments | payment							16
Goose Project Equipment Loan Facilities for Open Pit Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term				4 years
Goose Project Equipment Loan Facilities for Underground Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term				4 years
Bottom of range | New revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee			0.42%
Bottom of range | Old revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee								0.45%
Top of range | New revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee			0.563%
Top of range | Old revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee								0.563%
SOFR or CORRA | Bottom of range | New revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.88%
SOFR or CORRA | Top of range | New revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.50%
SOFR | Goose Project Equipment Loan Facilities for Open Pit Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				4.25%
SOFR | Bottom of range | Old revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.00%
SOFR | Top of range | Old revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.50%
EURIBOR | Fekola Equipment Loan Facility, Excluding Loans Financing the Cost of Spare Parts
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		4.25%					4.25%
EURIBOR | Fekola Equipment Loan Facility, Loans Financing the Cost of Spare Parts
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.25%					3.25%
Fixed interest rate | Bottom of range | Goose Project Equipment Loan Facilities for Underground Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.00%
Fixed interest rate | Top of range | Goose Project Equipment Loan Facilities for Underground Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				5.70%